Deposits (Schedule of Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Time Deposits $100,000 or More [Member]
2013	$ 14,526
2014	10,222
2015	2,456
2016	1,375
2017	1,329
Later	1,087
Time Deposits, $100,000 or More	30,995
Time Deposits Less Than $100,000 [Member]
2013	55,671
2014	35,221
2015	13,886
2016	6,914
2017	7,426
Later	4,293
Time Deposits, Other	123,411
Certificates of Deposit [Member]
2013	70,197
2014	45,443
2015	16,342
2016	8,289
2017	8,755
Later	5,380
Total CD's	$ 154,406